Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 3,894,500	$ 1,079,624		$ 4,334,020
Cost of Goods Sold	1,128,364	364,736		1,406,371
Gross Profit	2,766,136	714,888		2,927,649
Operating expenses:
Selling, general and administrative	4,254,493	3,631,012	2,948,245	8,080,594
Depreciation and amortization	86,153	17,451	1,378	51,592
Foreign currency transaction losses (gains)		(6,245)	(28,146)	100,851
Total operating expenses	4,340,646	3,642,218	2,921,477	8,233,037
Loss from operations	(1,574,510)	(2,927,330)	(2,921,477)	(5,305,388)
Other income (expense):
Net interest (expense)	(568,712)
Net interest income	1,418	178
Net interest income (expense)			152	(87,708)
Total other income (expense)	(567,294)	178	152	(87,708)
Loss before provision for income taxes	(2,141,804)	(2,927,152)	(2,921,325)	(5,393,096)
Provision for income taxes
Net loss	(2,141,804)	(2,927,152)	(2,921,325)	(5,393,096)
Other comprehensive loss, net of provision for income taxes:
Foreign currency translation gain (loss)	(8,001)	(10,856)	(35,998)	63,832
Comprehensive loss	$ (2,149,805)	$ (2,938,008)	$ (2,957,323)	$ (5,329,264)
Net Loss per Common Share
Net loss per common share - basic	$ (0.34)	$ (0.50)	$ (0.59)	$ (0.86)
Net loss per common share - diluted	$ (0.34)	$ (0.50)	$ (0.59)	$ (0.86)
Weighted Average Number of Common Shares Outstanding
Weighted average number of common shares outstanding - basic	6,351,354	5,838,301	4,917,792	6,252,128
Weighted average number of common shares outstanding - diluted	6,351,354	5,838,301	4,917,792	6,252,128